Operating Leases, Purchase Obligations and Other Commitments Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2014 USD ($) ships	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating Leased Assets
Rent expense		$ 466	$ 407	$ 385
Time Charters-Ships
Operating Leased Assets
Number of ships (ships) | ships		12
Minimum | Time Charters-Ships
Operating Leased Assets
Time Charter Term		2015
Minimum | Time Charters - Tugs and Product Barges
Operating Leased Assets
Time Charter Term		2015
Maximum | Time Charters-Ships
Operating Leased Assets
Time Charter Term		2019
Time period covered by arrangement (years)		7 years
Maximum | Time Charters - Tugs and Product Barges
Operating Leased Assets
Time Charter Term		2018
Maximum | Retail stations
Operating Leased Assets
Time period covered by arrangement (years)		39 years
Crude oil Supply Commitments
Operating Leased Assets
Minimum contractual capital spending commitments	[1]	$ 3,503
Crude oil Supply Commitments | Maximum
Operating Leased Assets
Time period covered by arrangement (years)		7 years
Capital spending commitments
Operating Leased Assets
Minimum contractual capital spending commitments		$ 310
Annual Take-or-Pay Payments
Operating Leased Assets
Minimum contractual capital spending commitments		315
Expense under take-or-pay contracts		$ 666	$ 672	$ 449
Annual Take-or-Pay Payments | Maximum
Operating Leased Assets
Time period covered by arrangement (years)		10 years

[1]	Prices under the term agreements typically fluctuate with market prices. Using exchange-traded crude future pricing as of December 31, 2014, ranging by crude oil type from $43 per barrel to $67 per barrel.